advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2021
advance billings and customer deposits
Disclosure of advance billings and customer accounts

As at December 31 (millions)	2021	2020
Advance billings	$636	$551
Deferred customer activation and connection fees	6	7
Customer deposits	10	34
Contract liabilities	652	592
Other	202	180
	$854	$772

Schedule of changes in contract liabilities

Years ended December 31 (millions)	Note	2021	2020
Balance, beginning of period		$806	$801
Revenue deferred in previous period and recognized in current period		(593)	(577)
Net additions arising from operations		637	539
Additions arising from business acquisitions		20	43
Balance, end of period		$870	$806
Current		$780	$735
Non-current	27
Deferred revenues		82	61
Deferred customer activation and connection fees		8	10
		$870	$806
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$780	$735
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(115)	(133)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(13)	(10)
		$652	$592